Summary of Reconciles Total Consideration Transferred (Parenthetical) (Detail) - USD ($)			12 Months Ended
		Nov. 10, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Debt Instrument Carrying Amount			$ 877,511,547
Business acquisition, transaction costs			$ 900,000	$ 1,400,000	$ 200,000
Strategic Storage Trust IV, Inc.
Business Acquisition [Line Items]
Cash consideration	[1]	$ 54,250,000
Debt Instrument Carrying Amount		54,000,000.0
Business acquisition, transaction costs		$ 300,000

[1]	The approximately $54.3 million in cash was primarily used to pay off approximately $54.0 million of SST IV debt that we did not assume in the Merger, as well as approximately $0.3 million in transaction costs.